Loss on sale of vessel (Details) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
		May 31, 2019	Feb. 28, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Sales proceeds					$ 18,800,000
Net book value of vessel					(31,517,609)
Sales related costs					(322,681)
Debt termination costs and related finance fees					(121,902)
Net loss on sale of vessel				$ 0	(13,162,192)
Proceeds from Sale of Property, Plant, and Equipment				$ 0	26,557,707	$ 26,600,000
Ardmore Seamaster [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds					9,700,000
Net book value of vessel					(15,979,901)
Sales related costs					(223,178)
Debt termination costs and related finance fees					(66,684)
Net loss on sale of vessel			$ (6,600,000)		(6,569,763)
Ardmore Seafarer [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds	[1]				9,100,000
Net book value of vessel					(15,537,708)
Sales related costs					(99,503)
Debt termination costs and related finance fees					(55,218)
Net loss on sale of vessel		$ (6,600,000)			$ (6,592,429)
Ardmore Seatrader [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment						$ 7,900,000

[1]	Proceeds from sale of vessel per the condensed consolidated statement of cash flows is $26.6 million as this includes proceeds of $7.9 million related to the Ardmore Seatrader that was held for sale at December 31, 2018 and delivered to the buyer in January 2019.